Document and Entity Information	Oct. 24, 2019
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000876427
Document Type	8-K
Document Period End Date	Oct. 24, 2019
Entity Registrant Name	MONRO, INC.
Entity Incorporation State Country Code	NY
Entity File Number	0-19357
Entity Tax Identification Number	16-0838627
Entity Address, Address Line One	200 Holleder Parkway
Entity Address, City or Town	Rochester
Entity Address, Postal Zip Code	14615
City Area Code	(585)
Local Phone Number	647-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	MNRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false